Options and Warrants (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	550	550
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	370	372	285	359
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 5.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 34	$ 229
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value		$ 5.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		1,984
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		828
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 4.40
Warrant [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 36.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 228
Class of Warrant or Right, Outstanding	44	44	44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price		$ 36.38	$ 36.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term		2 years 2 months 12 days	3 years 2 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Fair Value Price per Share		$ 1.32